Introduction and overview of Group's risk management - Foreign exchange exposure on intercompany loans (Details) - Foreign exchange risk - Inter Company Loans [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Nigeria, Nairas
Introduction and overview of Group's risk management
Payable to related parties	$ 2,135,507	$ 2,240,110
Rwanda, Rwanda Francs
Introduction and overview of Group's risk management
Payable to related parties	9,528	13,108
Zambia, Kwacha
Introduction and overview of Group's risk management
Payable to related parties	89,123	79,081
South Africa, Rand
Introduction and overview of Group's risk management
Payable to related parties		39,956
Kuwait, Dinars
Introduction and overview of Group's risk management
Payable to related parties		10,473
United States of America, Dollars
Introduction and overview of Group's risk management
Payable to related parties	$ 84,916	$ 214,271